World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2010

Dates Covered
Collections Period	04/01/10 - 04/30/10
Interest Accrual Period	04/15/10 -05/16/10
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/10	857,657,839.10	60,940
Yield Supplement Overcollaterization Amount at 03/31/10	50,714,607.97	0

Receivables Balance at 03/31/10	908,372,447.07	60,940
Principal Payments	31,045,341.15	1,911
Defaulted Receivables	792,518.06	37
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 04/30/10	48,534,214.82	0

Pool Balance at 04/30/10	828,000,373.04	58,992

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	3,611,239.06	392
Past Due 61-90 days	841,673.60	61
Past Due 91 + days	124,247.65	9

Total	4,577,160.31	462

Total 31+ Delinquent as % Ending Pool Balance	0.55%

Recoveries	401,600.58

Aggregate Net Losses - April 2010	390,917.48

Overcollateralization Target Amount	49,680,022.38
Actual Overcollateralization	36,668,653.90

Weighted Average APR	4.74%
Weighted Average APR, Yield Adjusted	7.62%
Weighted Average Remaining Term	52.24

Flow of Funds	$ Amount
Collections	35,072,947.09
Advances	(561.03)
Investment Earnings on Cash Accounts	4,450.09
Servicing Fee	(756,977.04)

Available Funds	34,319,859.11

Distributions of Available Funds
(1) Class A Interest	781,297.92
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	33,457,226.39
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	34,319,859.11

Servicing Fee	756,977.04
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 04/15/10	824,788,945.53
Principal Paid	33,457,226.39
Note Balance @ 05/17/10	791,331,719.14

Class A-1
Note Balance @ 04/15/10	156,786,945.53
Principal Paid	33,457,226.39
Note Balance @ 05/17/10	123,329,719.14
Note Factor @ 05/17/10	49.5300077%

Class A-2
Note Balance @ 04/15/10	197,000,000.00
Principal Paid	0.00
Note Balance @ 05/17/10	197,000,000.00
Note Factor @ 05/17/10	100.0000000%

Class A-3
Note Balance @ 04/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 05/17/10	241,000,000.00
Note Factor @ 05/17/10	100.0000000%

Class A-4
Note Balance @ 04/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 05/17/10	198,106,000.00
Note Factor @ 05/17/10	100.0000000%

Class B
Note Balance @ 04/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 05/17/10	31,896,000.00
Note Factor @ 05/17/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	862,632.72
Total Principal Paid	33,457,226.39

Total Paid	34,319,859.11

Class A-1
Coupon	0.23262%
Interest Paid	32,419.36
Principal Paid	33,457,226.39

Total Paid to A-1 Holders	33,489,645.75

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	0.00

Total Paid to A-2 Holders	114,916.67

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9407097
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	36.4854454

Total Distribution Amount	37.4261551

A-1 Interest Distribution Amount	0.1301982
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	134.3663710

Total A-1 Distribution Amount	134.4965692

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5833334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 03/31/10	43,639.83
Balance as of 04/30/10	43,078.80
Change	(561.03)

Reserve Account
Balance as of 04/15/10	2,345,271.93
Investment Earnings	283.40
Investment Earnings Paid	(283.40)
Deposit/(Withdrawal)	0.00
Balance as of 05/17/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93